Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended
	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019	Dec. 27, 2019	Dec. 17, 2019	Jan. 31, 2021	Jan. 31, 2020	Feb. 28, 2021	Feb. 29, 2020	Mar. 31, 2021	Mar. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	May 31, 2021	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 31, 2021	Oct. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Feb. 28, 2022	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	May 31, 2022	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jul. 31, 2022	Jul. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	May 31, 2023	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 31, 2023	Jul. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Oct. 31, 2023	Oct. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	May 31, 2024	May 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 30, 2024	Oct. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024
SP Funds Dow Jones Global Sukuk ETF
Account Value [Line Items]
Accumulated Value			$ 9,992	$ 10,000			$ 10,041		$ 10,084		$ 9,504		$ 9,763		$ 9,938		$ 10,041		$ 10,206		$ 10,246		$ 10,236		$ 10,256		$ 10,348		$ 10,401		$ 10,394		$ 10,304		$ 10,242		$ 10,309		$ 10,322		$ 10,348		$ 10,353		$ 10,376		$ 10,326		$ 10,273		$ 10,273		$ 10,285		$ 10,123		$ 10,003		$ 9,856		$ 9,620		$ 9,613		$ 9,490		$ 9,621		$ 9,605		$ 9,259		$ 9,137		$ 9,356		$ 9,415		$ 9,547		$ 9,441		$ 9,555		$ 9,633		$ 9,585		$ 9,536		$ 9,550		$ 9,522		$ 9,423		$ 9,344		$ 9,586	$ 9,826	$ 9,777	$ 9,743	$ 9,808	$ 9,679	$ 9,774	$ 9,847	$ 9,971	$ 10,161	$ 10,265	$ 10,118	$ 10,149
SP Funds S&P 500 Sharia Industry Exclusions ETF
Account Value [Line Items]
Accumulated Value			10,148		$ 10,000		10,192		9,414		8,520		9,681		10,228		10,522		11,175		12,147		11,608		11,255		12,258		12,753		12,777		12,797		13,268		13,984		13,987		14,637		15,236		15,798		14,898		16,278		16,597		17,241		16,078		15,381		16,038		14,561		14,478		13,305		14,660		13,888		12,604		13,413		14,244		13,334		14,178		14,007		15,069		15,318		15,778		16,828		17,304		17,074		16,150		15,687		17,182	17,898	18,246	19,376	19,874	19,095	20,128	21,255	21,092	21,450	21,975	21,631	22,641
SP Funds S&P Global REIT Sharia ETF
Account Value [Line Items]
Accumulated Value	$ 10,125	$ 10,000				$ 10,054		$ 9,990		$ 10,549		$ 11,378		$ 11,539		$ 11,929		$ 12,518		$ 12,885		$ 12,065		$ 13,135		$ 13,198		$ 14,496		$ 13,283		$ 12,651		$ 13,519		$ 13,143		$ 12,151		$ 11,290		$ 12,251		$ 11,523		$ 10,030		$ 10,213		$ 10,770		$ 10,284		$ 11,356		$ 10,767		$ 10,761		$ 10,663		$ 10,337		$ 10,799		$ 10,857		$ 10,529		$ 9,785		$ 9,248		$ 10,348		$ 11,286		$ 10,824		$ 11,217		$ 11,496		$ 10,383		$ 10,893		$ 11,156		$ 11,762		$ 12,300		$ 12,737		$ 11,993		$ 12,485
Dow Jones Sukuk Total Return Index (ex-Reinvestment)
Account Value [Line Items]
Accumulated Value			9,985	10,000			10,124		10,202		9,661		9,934		10,190		10,309		10,522		10,576		10,571		10,606		10,712		10,776		10,784		10,713		10,663		10,747		10,802		10,849		10,882		10,906		10,877		10,854		10,844		10,891		10,715		10,601		10,446		10,202		10,199		10,076		10,234		10,208		9,842		9,724		9,967		10,040		10,201		10,103		10,233		10,336		10,293		10,244		10,267		10,242		10,136		10,044		10,331	10,596	10,555	10,525	10,599	10,465	10,579	10,664	10,801	11,018	11,152	10,988	11,024
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,020	$ 10,000			10,147		10,216		9,987		10,183		10,228		10,318		10,647		10,631		10,593		10,603		10,796		10,941		10,845		10,658		10,453		10,585		10,684		10,590		10,731		10,686		10,497		10,471		10,441		10,426		10,212		10,091		9,784		9,248		9,273		8,975		9,166		8,804		8,352		8,295		8,685		8,732		9,019		8,719		8,994		9,034		8,858		8,857		8,918		8,796		8,539		8,437		8,863	9,231	9,104	8,989	9,039	8,811	8,926	8,939	9,186	9,403	9,563	9,242	9,274
S&P 500 Shariah Industry Exclusions Index
Account Value [Line Items]
Accumulated Value			10,149		10,000		10,163		9,411		8,474		9,638		10,182		10,475		11,123		12,085		11,574		11,239		12,293		12,753		12,767		12,834		13,352		14,066		14,090		14,743		15,340		15,898		15,009		16,337		16,637		17,215		15,988		15,346		16,026		14,455		14,334		13,148		14,597		13,833		12,562		13,307		14,070		13,128		14,031		13,778		14,773		14,982		15,420		16,445		16,938		16,743		15,847		15,457		16,918	17,679	17,976	19,158	19,669	18,833	19,895	20,972	20,889	21,231	21,735	21,384	22,412
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,080	10,000	$ 10,126		$ 10,000	9,978	$ 10,122	10,253	$ 9,288	10,702	$ 8,141	11,273	$ 9,185	11,352	$ 9,622	11,617	$ 9,814	11,893	$ 10,367	12,255	$ 11,112	11,685	$ 10,690	12,503	$ 10,406	12,417	$ 11,545	12,973	$ 11,989	12,302	$ 11,868	11,934	$ 12,195	12,377	$ 12,729	11,297	$ 13,408	11,318	$ 13,502	10,384	$ 13,817	11,341	$ 14,145	10,879	$ 14,575	9,877	$ 13,898	10,677	$ 14,871	11,273	$ 14,768	10,624	$ 15,430	11,291	$ 14,632	11,016	$ 14,193	11,420	$ 14,720	11,598	$ 13,437	11,649	$ 13,461	12,418	$ 12,350	12,817	$ 13,489	12,613	$ 12,939	12,012	$ 11,747	11,759	$ 12,698	12,833	$ 13,408	13,416	$ 12,636	13,642	$ 13,429	14,370	$ 13,102	14,833	$ 13,583	14,227	$ 13,795	14,932	$ 13,855	15,468	$ 14,770	15,656	$ 15,245	16,036	$ 15,002	16,379	$ 14,287	16,230	$ 13,986	17,183	$ 15,264	$ 15,957	$ 16,225	$ 17,092	$ 17,642	$ 16,921	$ 17,760	$ 18,397	$ 18,621	$ 19,073	$ 19,480	$ 19,304	$ 20,437
S&P Global All Equity REIT Shariah Capped Index
Account Value [Line Items]
Accumulated Value	$ 10,125	$ 10,000				$ 10,062		$ 9,996		$ 10,562		$ 11,394		$ 11,568		$ 11,967		$ 12,561		$ 12,954		$ 12,138		$ 13,223		$ 13,293		$ 14,611		$ 13,403		$ 12,775		$ 13,663		$ 13,295		$ 12,302		$ 11,443		$ 12,432		$ 11,705		$ 10,193		$ 10,368		$ 10,934		$ 10,449		$ 11,543		$ 10,948		$ 10,952		$ 10,863		$ 10,535		$ 11,010		$ 11,069		$ 10,740		$ 9,981		$ 9,440		$ 10,561		$ 11,524		$ 11,073		$ 11,474		$ 11,759		$ 10,633		$ 11,139		$ 11,419		$ 12,046		$ 12,591		$ 13,043		$ 12,300		$ 12,806